SEMI-ANNUAL REPORT


[GRAPHIC]


SMITH BARNEY
MANAGED
MUNICIPALS
FUND INC.

---------------

August 31, 1996


[LOGO]  SMITH BARNEY MUTUAL FUNDS

        Investing for your future.
        Every day.

--------------------------------------------------------------------------------
Smith Barney Managed Municipals Fund Inc.
--------------------------------------------------------------------------------


Dear Shareholder:

We are pleased to provide you with the semi-annual report for the Smith Barney Managed Municipals Fund Inc. for the period ended August 31, 1996. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow in the semi-annual report.

Fund Performance Update

For the six months ended August 31, 1996, the Class A shares of the Managed Municipals Fund had a total return of -0.63%. In comparison, the Fund's Lipper Analytical Services, Inc. peer group average posted a total return of -0.29% for the same time period. (Lipper is an independent fund tracking organization.) Over the six-month period covered by this report, the Fund distributed dividends totaling $0.456 per share; based on its net asset value of $15.64 as of August 31, 1996, this equates to an annualized distribution rate of 5.83%. For an individual in the federal income tax bracket of 36%, the tax free yield of 5.83% is equivalent to a taxable yield of 9.11%.

Municipal Bond Market Update

Although this has been a challenging period for the fixed income markets, the municipal bond market has outperformed the U.S. government bond market. In our view, this can be attributed to the modest supply of municipal bonds that have been issued. In recent months, investors have been seeking to reinvest proceeds of municipal bonds that have either matured or been called, back into the municipal bond market. However, at the same time, the supply of new issues has been far below recent averages, and is very close to the low for the year. This increased demand combined with light supply has caused municipal bond prices to stay higher, and yields to remain conversely lower, relative to those of U.S. Treasury securities.

Fund's Investment Strategy

The Smith Barney Managed Municipals Fund had maintained a more defensive investment strategy from the end of 1995 up until May of 1996. We purchased higher coupon issues and shortened maturities so that at the beginning of 1996 we were in a position to protect the Fund's net asset value (NAV) in a rather hostile market environment. We maintained this conservative position through the middle of May until the yield on the 30-year U.S. Treasury bond rose above 7.10% and yields on high grade long-term municipal

                                                                               1

bonds rose above 6.20%. At this point we changed the Fund's investment strategy because we believed it was time to lock in those yields as we became more positive on the market. Since May, every time municipal bond yields have risen even close to those levels, we have added to our existing high grade discount coupon positions because we feel the market at these rates is quite attractive. In addition, we have added issues with longer maturities. As of August 31, 1996, the Fund's average weighted maturity was 23.6 years versus 20.6 years on February 29, 1996.

As of August 31, 1996, approximately 92% of the Fund's holdings were rated investment grade (BBB/Baa and higher) by either Standard and Poor's Corporation or Moody's Investors Service Inc., with 51% of the Fund invested in AAA bonds, the highest possible rating. (Standard and Poor's and Moody's are two major credit reporting and bond rating agencies.) The Fund's largest holdings are concentrated in utility bonds (15.3%), transportation bonds (14.2%), general obligation bonds (11.8%), and hospital bonds (10.0%).

Municipal Bond Market Outlook

Going forward, we expect the municipal bond market should benefit from a comfortably low inflation rate, a Federal Reserve that seems content with short-term rates right where they are, an economy that is not overly robust, and municipalities that are issuing new debt sparingly. For these reasons, we continue our positive view of the market for the balance of 1996.

As stated in our municipal bond market update, supply has been light, which has allowed municipal bonds to outperform government bonds for all of 1996, and should do so going forward. We believe the rate of U.S. economic growth will moderate somewhat in the next quarter or two, and allow long-term rates to ease from their current levels. In our view, the market at today's levels is attractively priced and, with limited supply, provides investors with attractive after-tax yields. Furthermore, municipal bonds may offer capital appreciation possibilities if the economic numbers ease at all.

In closing, thank you for investing in the Smith Barney Managed Municipals Fund. We look forward to continuing to help you achieve your financial goals.

Sincerely,


/s/ Heath B. McLendon                   /s/ Joseph P. Deane

Heath B. McLendon                       Joseph P. Deane
Chairman and                            Vice President and
Chief Executive Officer                 Investment Officer

September 24, 1996

2

--------------------------------------------------------------------------------
Historical Performance -- Class A Shares
--------------------------------------------------------------------------------

                                               Net Asset Value
                                             --------------------
                                             Beginning     End      Income      Capital Gain     Return      Total
Period Ended                                 of Period  of Period  Dividends    Distributions  of Capital  Returns(1)
=====================================================================================================================
8/31/96                                       $16.20     $15.63      $0.46          $0.00         $0.00     (0.63)%+
---------------------------------------------------------------------------------------------------------------------
2/29/96                                        15.47      16.20       0.90           0.08          0.00     11.34
---------------------------------------------------------------------------------------------------------------------
2/28/95                                        16.13      15.47       0.95           0.29          0.00      4.11
---------------------------------------------------------------------------------------------------------------------
2/28/94                                        16.71      16.13       0.88           0.90          0.00      7.41
---------------------------------------------------------------------------------------------------------------------
2/28/93                                        15.62      16.71       1.00           0.52          0.03     17.92
---------------------------------------------------------------------------------------------------------------------
2/28/92                                        14.98      15.62       1.05           0.00          0.02     11.79
---------------------------------------------------------------------------------------------------------------------
2/28/91                                        15.00      14.98       1.09           0.00          0.03      7.65
---------------------------------------------------------------------------------------------------------------------
2/28/90                                        14.83      15.00       1.10           0.00          0.00      8.78
---------------------------------------------------------------------------------------------------------------------
2/28/89                                        15.05      14.83       1.11           0.16          0.00      7.31
---------------------------------------------------------------------------------------------------------------------
2/28/88                                        15.88      15.05       1.12           0.01          0.00      2.33
---------------------------------------------------------------------------------------------------------------------
2/28/87                                        15.67      15.88       1.16           0.43          0.00     12.35
=====================================================================================================================
Total                                                               $10.82          $2.39         $0.08
=====================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class B Shares
--------------------------------------------------------------------------------


                                               Net Asset Value
                                             --------------------
                                             Beginning     End      Income      Capital Gain     Return      Total
Period Ended                                 of Period  of Period  Dividends    Distributions  of Capital  Returns(1)
=====================================================================================================================
8/31/96                                       $16.20     $15.63      $0.42          $0.00         $0.00     (0.94)%+
---------------------------------------------------------------------------------------------------------------------
2/29/96                                        15.47      16.20       0.82           0.08          0.00     10.78
---------------------------------------------------------------------------------------------------------------------
2/28/95                                        16.13      15.47       0.86           0.29          0.00      3.54
---------------------------------------------------------------------------------------------------------------------
2/28/94                                        16.71      16.13       0.80           0.90          0.00      6.86
---------------------------------------------------------------------------------------------------------------------
Inception*
 - 2/28/93                                     15.81      16.71       0.31           0.52          0.01     11.26+
=====================================================================================================================
Total                                                                $3.21          $1.79         $0.01
=====================================================================================================================

--------------------------------------------------------------------------------
Historical Performance -- Class C Shares
--------------------------------------------------------------------------------


                                               Net Asset Value
                                             --------------------
                                             Beginning     End      Income      Capital Gain     Return      Total
Period Ended                                 of Period  of Period  Dividends    Distributions  of Capital  Returns(1)
=====================================================================================================================
8/31/96                                       $16.20     $15.63      $0.41          $0.00         $0.00     (0.96)%+
---------------------------------------------------------------------------------------------------------------------
2/29/96                                        15.47      16.20       0.82           0.08          0.00     10.76
---------------------------------------------------------------------------------------------------------------------
Inception*
 - 2/28/95                                     14.30      15.47       0.27           0.29          0.00     12.36+
=====================================================================================================================
Total                                                                $1.50          $0.37         $0.00
=====================================================================================================================

                                                                               3

--------------------------------------------------------------------------------
Historical Performance -- Class Y Shares
--------------------------------------------------------------------------------

                                             Net Asset Value
                                           --------------------
                                           Beginning     End      Income    Capital Gain     Return      Total
Period Ended                               of Period  of Period  Dividends  Distributions  of Capital  Returns(1)
===================================================================================================================
8/31/96                                     $16.20      $15.63      $0.47       $0.00          $0.00     (0.61)%+
-------------------------------------------------------------------------------------------------------------------
Inception*
 - 2/29/96                                   15.63       16.20       0.85        0.08           0.00      9.84+
===================================================================================================================
Total                                                               $1.32       $0.08          $0.00
===================================================================================================================

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND CAPITAL GAINS, IF ANY, ANNUALLY.

--------------------------------------------------------------------------------
Average Annual Total Return
--------------------------------------------------------------------------------

                                                                                Without Sales Charge(1)
                                                                     --------------------------------------------
                                                                       Class A    Class B     Class C    Class Y
=================================================================================================================
Six Months Ended 8/31/96+                                              (0.63)%    (0.94)%     (0.96)%    (0.61)%
-----------------------------------------------------------------------------------------------------------------
Year Ended 8/31/96                                                      4.72       4.13        4.16       4.87
-----------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/96                                                8.95        N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/96                                                 8.40        N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Inception* through 8/31/96                                             11.07       8.19       12.24       6.41
=================================================================================================================

                                                                                With Sales Charge(2)
                                                                     --------------------------------------------
                                                                      Class A     Class B     Class C    Class Y
=================================================================================================================
Six Months Ended 8/31/96+                                             (4.63)%     (5.40)%     (1.93)%    (0.61)%
-----------------------------------------------------------------------------------------------------------------
Year Ended 8/31/96                                                     0.54       (0.37)       3.16       4.87
-----------------------------------------------------------------------------------------------------------------
Five Years Ended 8/31/96                                               8.95         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Ten Years Ended 8/31/96                                                8.40         N/A         N/A        N/A
-----------------------------------------------------------------------------------------------------------------
Inception* through 8/31/96                                            11.07        8.19       12.24       6.41
=================================================================================================================

4

--------------------------------------------------------------------------------
Cumulative Total Return
--------------------------------------------------------------------------------

                                                  Without Sales Charge(1)
================================================================================
Class A (8/31/86 through 8/31/96)                        123.96%
--------------------------------------------------------------------------------
Class B (Inception* through 8/31/96)                      35.09
--------------------------------------------------------------------------------
Class C (Inception* through 8/31/96)                      23.26
--------------------------------------------------------------------------------
Class Y (Inception* through 8/31/96)                       9.17
================================================================================

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

 * Inception dates for Class A, B, C and Y shares are March 4, 1981, November 6, 1992, November 9, 1994 and April 4, 1995, respectively.

 + Total return is not annualized, as it may not be representative of the total return for the year.

                                                                               5

--------------------------------------------------------------------------------
Historical Performance (unaudited)
--------------------------------------------------------------------------------

                Growth of $10,000 Invested in Class A Shares of
                 Smith Barney Managed Municipals Fund Inc. vs.
               Lehman Brothers Municipal Bond Fund Index and the
                          Lipper Peer Group Average+
--------------------------------------------------------------------------------
                           August 1986 - August 1996

                                   [GRAPHIC]

                Smith Barney Managed         Lehman Brothers Municipal     Lipper Peer Group Average
                Municipal Funds Inc.                Bond Index
----------------------------------------------------------------------------------------------------
8/86                  $ 9,599                        $10,000                      $10,000
2/87                   10,254                         10,736                       10,696
                        9,928                         10,463                       10,228
2/88                   10,492                         11,018                       10,774
                       10,682                         11,183                       10,932
2/89                   11,259                         11,703                       11,519
                       11,913                         12,412                       12,163
2/90                   12,248                         12,904                       12,536
                       12,411                         13,210                       12,743
2/91                   13,185                         14,095                       13,551
                       14,002                         14,768                       14,241
2/92                   14,739                         15,502                       14,927
                       15,611                         16,417                       15,854
2/93                   17,381                         17,637                       17,042
                       18,288                         18,420                       17,809
2/94                   18,665                         18,613                       17,942
                       18,669                         18,446                       17,605
2/95                   19,429                         18,964                       18,059
                       20,529                         20,081                       18,897
2/96                   21,633                         21,059                       19,838
8/96                   21,497                         21,135                       19,781

+ Hypothetical illustration of $10,000 invested in Class A shares on August 31,
  1986, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends and capital gains, if any, at net asset value through August 31, 1996. The Lehman Brothers Municipal Bond Fund Index is a weighted composite which is comprised of more than 15,000 bonds issued within the last 5 years, having a minimum credit rating of at least Baa and a maturity of at least 2 years, excluding all bonds subject to the Alternative Minimum Tax and bonds with floating or zero coupons. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The Lipper Analytical Services, Inc. Peer Group Average ("Lipper Peer Group Average") is composed of an average of the Fund's peer group of 243 mutual funds investing in municipal securities as of August 31, 1996. The performance of the Fund's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

6

--------------------------------------------------------------------------------
Portfolio Highlights (unaudited)                                 August 31, 1996
--------------------------------------------------------------------------------

Industry Breakdown

[GRAPHIC]

Transportation                                  14.2%
Housing                                          6.3%
Hospital                                        10.0%
Pollution Control                                3.2%
Education                                        5.4%
Industrial Development                           0.3%
Other Municipal
 Bonds and Short-Term
 Investments                                    20.9%
Power                                            4.1%
Utilities                                       15.3%
Water and Sewer                                  8.5%
General Obligation                              11.8%

Top Five States Represented

                                       Percentage of
State                               Total Investments
=====================================================
New York                                   13.0%
California                                 12.7
Colorado                                    9.7
Florida                                     8.6
Texas                                       8.1

Summary of Investments by Combined Ratings

                     Standard &     Percentage of
    Moody's  and/or    Poor's     Total Investments
===================================================
     Aaa                AAA             51.1%
     Aa                 AA              20.0
      A                  A              10.1
     Baa                BBB             10.2
     Ba                 BB               0.6
      D                  D               0.0*
  VMIG 1/P-1            A-1              0.3
     NR                 NR               7.7
                                       -----
                                       100.0%
                                       =====

*  Amount represents less than 0.1% of total investments.

                                                                               7

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)                              August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT            RATING                                  SECURITY                             VALUE
=======================================================================================================
MUNICIPAL BONDS AND NOTES -- 99.7%
Alabama -- 0.0%
$     1,000,000     AAA               Wilsonville, AL Industrial Development Board, PCR,
                                         Alabama Power Co., Gaston Plant, Series C,
                                         MBIA-Insured, 5.500% due 1/1/24                   $    923,750
-------------------------------------------------------------------------------------------------------
Alaska -- 3.6%
      2,595,000     AAA               Anchorage, AK Electric Utility Revenue, Series B,
                                         MBIA-Insured, 5.500% due 2/1/26                      2,403,619
                                      Valdez, AK Marine Terminal Revenue, (British
                                         Petroleum Pipeline Project):
     70,750,000     AA-                    Series A, 5.850% due 8/1/25 (a)                   68,185,312
     19,200,000     AA-                    Series B, 5.500% due 10/1/28                      17,664,000
     14,500,000     AA-                    Series C, 5.650% due 12/1/28                      13,648,125
-------------------------------------------------------------------------------------------------------
                                                                                            101,901,056
-------------------------------------------------------------------------------------------------------
Arizona -- 0.6%
     12,170,000     A                 Greenlee County, AZ IDA, PCR, (Phelps Dodge
                                         Corp. Project), 5.450% due 6/1/09                   11,880,962
        480,000     B*                Maricopa County, AZ Hospital Revenue, Phoenix
                                         General Hospital, Series A, 8.500% due 1/1/16          444,000
      4,000,000     A                 Maricopa County, AZ IDA, Multi-Family Housing
                                         Revenue, Series A, 6.500% due 10/1/25                3,955,000
-------------------------------------------------------------------------------------------------------
                                                                                             16,279,962
-------------------------------------------------------------------------------------------------------
California -- 12.6%
      2,240,000     A+                ABAG Finance Authority for Nonprofit Corporations,
                                         5.750% due 11/1/05                                   2,262,400
      6,000,000     AAA               Adelanto, CA Improvement Agency, Tax Allocation,
                                         Series B, FGIC-Insured, 5.500% due 12/1/23           5,655,000
      6,550,000     AAA               Anaheim, CA Public Financing Authority Revenue,
                                         MBIA-Insured, 5.625% due 10/1/22                     6,288,000
      2,250,000     A*                Apple Valley, CA School District COP,
                                         5.900% due 9/1/11                                    2,213,437
      7,000,000     AAA               Brea, CA Redevelopment Agency, (Tax Allocation
                                         Project), MBIA-Insured, 5.750% due 8/1/23            6,833,750
                                      California Educational Facilities Finance
                                         Authority Revenue:
                                           Loyola Marymount University, MBIA-Insured:
        880,000     AAA                      5.875% due 10/1/16                                 883,300
      1,400,000     AAA                      5.900% due 10/1/21                               1,401,750
      1,000,000     A*                     University of Redlands, 6.000% due 10/1/25           977,500
                                      California Health Facilities Finance
                                         Authority Revenue:
     13,010,000     AAA                    Catholic Healthcare, MBIA-Insured,
                                             6.000% due 7/1/25                               13,140,100
     16,515,000     AA                     Kaiser Permanente, 5.550% due 8/15/25             15,214,444
      2,590,000     Aa*               California HFA Revenue Bonds, Home Mortgage,
                                           Series B, FHA-Insured, 5.700% due 2/1/25           2,441,075

                      See Notes to Financial Statements.

8

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

        FACE
       AMOUNT            RATING                              SECURITY                                 VALUE
==============================================================================================================
California -- 12.6% (continued)
$     10,550,000          A2*           California Pollution Control Financing Authority, PCR,
                                           San Diego Gas & Electric Co., Series A,
                                           5.900% due 6/1/14                                       $10,668,688
       9,000,000          AAA           California State Department of Water Resources,
                                           (Central Valley Project Revenue), Series O,
                                           MBIA-Insured, 4.750% due 12/1/29                          7,470,000
       3,000,000          AA            California Statewide Communities Development
                                           Authority COP, St. Joseph's Health System,
                                           5.500% due 7/1/23                                         2,778,750
      12,000,000          AAA           Calleguas-St. Virgines, CA Public Financing Authority,
                                           Calleguas Municipal Water District, FGIC-Insured,
                                           5.125% due 7/1/21                                        10,755,000
       7,000,000          AAA           Chino, CA Unified School District COP, FSA-Insured,
                                           6.125% due 9/1/26                                         7,140,000
       5,000,000          AAA           Contra Costa County, CA Multi-Family Housing
                                           Revenue, (Crescent Park Apartments Project),
                                           Series B, GNMA-Collateralized, 7.800% due 6/20/34         5,462,500
      15,215,000          AAA           Corona, CA Redevelopment Agency, Area A, Series A,
                                           FGIC-Insured, 5.500% due 9/1/24                          14,416,213
       2,000,000          AAA           Desert Sands, CA Unified School District COP, Capital
                                           Projects, FSA-Insured, 5.625% due 3/1/15                  1,942,500
       9,500,000          AAA           East Bay, CA Municipal Utility District, Special
                                           District No. 001, Series E, FGIC-Insured,
                                           5.000% due 4/1/15                                         8,514,375
       6,000,000          AAA           El Dorado County, CA Public Finance Agency
                                           Revenue, FGIC-Insured, 5.600% due 2/15/12                 5,917,500
       5,000,000          AAA           Fresno County, CA Financing Authority, Solid Waste
                                           Revenue, (American Avenue Landfill Project),
                                           MBIA-Insured, 5.750% due 5/15/14                          4,956,250
                                        Long Beach, CA Aquarium of the Pacific Project:
       1,260,000          BBB              5.750% due 7/1/05                                         1,231,650
       1,200,000          BBB              5.750% due 7/1/06                                         1,161,000
      10,000,000          AAA           Long Beach, CA Financing Authority, Revenue Bonds,
                                           AMBAC-Insured, 5.500% due 11/1/22                         9,500,000
      20,775,000          AAA           Los Angeles, CA Convention & Exhibition Center Authority
                                           Lease Revenue, MBIA-Insured, 5.375% due 8/15/18          19,372,687
      30,000,000          AAA           Los Angeles, CA Wastewater Systems, Revenue Bonds,
                                           Series B, MBIA-Insured, 5.700% due 6/1/23                28,875,000
                                        Los Angeles County, CA Metropolitan Transportation
                                           Sales Tax Revenue, Series A:
       7,500,000          AAA                FGIC-Insured, 5.000% due 7/1/21                         6,600,000
      21,500,000          AAA                MBIA-Insured, 5.625% due 7/1/18                        20,828,125

                      See Notes to Financial Statements.

                                                                               9

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

        FACE
       AMOUNT            RATING                                SECURITY                               VALUE
==============================================================================================================
California -- 12.6% (continued)
                                        Los Angeles County, CA Sanitation Districts Finance
                                           Authority Revenue, Capital Projects, Series A,
                                           MBIA-Insured:
$     1,300,000           AAA                5.250% due 10/1/19                                    $ 1,189,500
     14,300,000           AAA                5.000% due 10/1/23                                     12,423,125
      5,000,000           AAA           Oakland, CA Joint Powers Financing Authority
                                           Lease Revenue, Oakland Administration Buildings,
                                           AMBAC-Insured, 5.750% due 8/1/26                          4,806,250
      4,500,000           AAA           Oceanside, CA COP, AMBAC-Insured,
                                           5.800% due 5/1/21                                         4,426,875
      4,975,000           AAA           Ontario, CA Redevelopment Financing Authority,
                                           (Project No. 1), MBIA-Insured, 5.500% due 8/1/18          4,763,562
                                        Orange County, CA Recovery COP, Series A, MBIA-Insured:
      4,000,000           AAA              5.800% due 7/1/16                                         3,940,000
     17,750,000           AAA              5.875% due 7/1/19                                        17,528,125
      6,500,000           AAA           Orange County, CA Redevelopment Agency, Series A,
                                           AMBAC-Insured, 5.700% due 10/1/23                         6,256,250
      8,380,000           AAA           Palmdale, CA Civic Authority Revenue, Series A,
                                           MBIA-Insured, 5.500% due 7/1/23                           8,065,750
      5,000,000           AAA           Pittsburgh, CA Redevelopment Agency, Tax Allocation,
                                           (Los Medanos Project Area), Series B, FSA-Insured,
                                           5.700% due 8/1/32                                         4,793,750
      3,725,000           AAA           Saddleback Community College, CA COP, (Capital
                                           Improvement Financing Project), MBIA-Insured,
                                           5.500% due 6/1/15                                         3,585,313
      5,000,000           AAA           San Bernadino County, CA COP, (Medical Center
                                           Financing Project), MBIA-Insured,
                                           5.000% due 8/1/28                                         4,275,000
      2,000,000           AAA           San Buenaventura, CA COP, (Capital Improvement
                                           Project), AMBAC-Insured, 5.500% due 1/1/17                1,922,500
                                        San Francisco, CA City and County, Sewer Revenue,
                                           FGIC-Insured:
      4,365,000           AAA                5.375% due 10/1/16                                      4,108,556
      6,700,000           AAA                5.375% due 10/1/22                                      6,164,000
      5,000,000           AAA           San Jose, CA Redevelopment Agency, Tax Allocation,
                                           (Merged Area Redevelopment Project), MBIA-Insured,
                                           5.000% due 8/1/20                                         4,437,500
      4,680,000           AAA           San Pablo, CA Redevelopment Agency, Tax Allocation,
                                           (Merged Project Area), FGIC-Insured, 5.250% due
                                           12/1/23                                                   4,252,950
                                        Santa Clara County, CA Finance Authority, AMBAC-Insured:
      5,500,000           AAA              6.750% due 11/15/20                                       5,967,500
      2,000,000           AAA              6.250% due 11/15/22                                       2,055,000
      6,000,000           AAA           Southern California Public Power Authority, (Power
                                           Project Revenue), San Juan Unit No. 3, Series A,
                                           MBIA-Insured, 5.000% due 1/1/20                           5,302,500

                      See Notes to Financial Statements.

10

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

        FACE
       AMOUNT      RATING                                 SECURITY                                     VALUE
==============================================================================================================
California -- 12.6% (continued)
$    4,000,000      AAA           Southern California Public Power Authority, (Transmission
                                     Project Revenue), Series A, MBIA-Insured,
                                     5.000% due 7/1/22                                            $  3,510,000
                                  University of California Revenue, (Multipurpose Projects),
                                     Series C, AMBAC-Insured:
     5,000,000      AAA                5.125% due 9/1/18                                             4,506,250
     6,350,000      AAA                5.000% due 9/1/23                                             5,524,500
     6,500,000      AAA           Vallejo, CA Revenue, (Water Improvement Project),
                                     Series A, FSA-Insured, 5.875% due 5/1/26                        6,491,875
     1,515,000      Aaa*          Victorville, CA Multi-Family Revenue, Wimbledon
                                     Apartments, Series A, GNMA-Collateralized,
                                     6.150% due 4/20/16                                              1,509,319
--------------------------------------------------------------------------------------------------------------
                                                                                                   356,706,944
--------------------------------------------------------------------------------------------------------------
Colorado -- 9.7%
                                  Arapahoe County, CO Capital Improvement
                                     Transportation Highway Revenue:
   275,000,000      Baa*               Zero coupon due 8/31/26                                      30,593,750
    36,250,000      Baa*               7.000% due 8/31/26                                           38,243,750
    12,765,000      BBB+          Colorado Springs, CO Airport Revenue, Series A,
                                     7.000% due 1/1/22 (a)(b)                                       13,211,775
     2,000,000      AA            Colorado Springs, CO Utilities Revenue, Series A,
                                     5.125% due 11/15/23                                             1,772,500
                                  Dawson Ridge, CO Metropolitan District No. 1,
                                     (Escrowed to Maturity with U.S. Government Securities):
   364,000,000      AAA                Series A, zero coupon due 10/1/22                            58,240,000
    67,785,000      AAA                Series B, zero coupon due 10/1/22 (a)                        10,845,600
                                  Denver, CO City & County Airport Revenue,
                                     Series A, MBIA Insured:
    15,740,000      AAA                5.500% due 11/15/25                                          14,736,575
     9,250,000      AAA                5.700% due 11/15/25                                           8,914,687
                                     Series A:
    26,500,000      Baa*               14.000% due 11/15/08 (b)                                     43,526,250
    13,500,000      Baa*               8.000% due 11/15/25 (b)                                      15,018,750
                                     Series C:
     3,500,000      Baa*               6.750% due 11/15/13 (a)(b)                                    3,548,125
    12,035,000      Baa*               6.750% due 11/15/22 (a)(b)                                   12,170,394
    22,425,000      Baa*             Series D, 7.000% due 11/15/25 (b)                              22,845,469
     1,600,000      A-            East Cherry Creek Valley, CO Water & Sanitation
                                     District Revenue Bonds, 10.125% due 12/1/00                     1,621,008
     1,700,000      A             Larimer & Weld Counties, CO School District GO,
                                     5.750% due 11/15/20                                             1,612,875
--------------------------------------------------------------------------------------------------------------
                                                                                                   276,901,508
--------------------------------------------------------------------------------------------------------------
Connecticut -- 2.1%
                                  Connecticut Health & Educational Facilities Authority Revenue:
     3,800,000      AAA              Loomis Chaffee School Issue, MBIA-Insured,
                                       5.500% due 7/1/26                                             3,595,750

                      See Notes to Financial Statements.

                                                                              11

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT              RATING                             SECURITY                              VALUE
======================================================================================================
Connecticut -- 2.1% (continued)
$     38,600,000    AAA        Yale-New Haven Hospital Issue, MBIA-Insured,
                                 5.700% due 7/1/25                                         $37,152,500
                            Connecticut State GO, Series A:
       5,000,000    Aa*        5.625% due 5/15/13                                            4,950,000
      13,940,000    Aa*        5.800% due 3/15/13                                           14,009,700
------------------------------------------------------------------------------------------------------
                                                                                            59,707,950
------------------------------------------------------------------------------------------------------
Florida -- 8.6%
                            Boynton Beach, FL Multi-Family Housing Revenue,
                               Clipper Cove Apartments:
         750,000    A+           6.350% due 7/1/16                                             746,250
       1,325,000    A+           6.400% due 7/1/21                                           1,318,375
       1,625,000    AAA     Brevard County, FL School Board COP, Series B,
                               AMBAC-Insured, 5.500% due 7/1/21                              1,543,750
                            Broward County, FL GO, Public Improvement Revenue:
       1,000,000    AA         12.500% due  1/1/02                                           1,353,750
       1,250,000    AA         12.500% due  1/1/03                                           1,759,375
       1,500,000    AA         12.500% due  1/1/04                                           2,180,625
       1,750,000    AA         12.500% due  1/1/05                                           2,616,250
       2,000,000    AA         12.500% due  1/1/06                                           3,062,500
      13,490,000    AAA     Collier County, FL School Board COP, FSA-Insured,
                               5.000% due 2/15/16                                           12,141,000
      10,450,000    AAA     Dade County, FL Aviation Revenue, Series B, MBIA-Insured,
                               5.600% due 10/1/26                                           10,071,188
       2,240,000    AAA     Dade County, FL GO, MBIA-Insured, 5.125% due 10/1/21             2,038,400
                            Dade County, FL School Board COP, AMBAC-Insured:
      11,000,000    AAA        Series A, 5.500% due 5/1/25                                  10,367,500
      47,500,000    AAA        Series B, 5.600% due 8/1/26                                  45,362,500
       6,980,000    AAA     Dade County, FL School District, MBIA-Insured,
                               5.500% due 8/1/14                                             6,857,850
       6,000,000    AAA     Escambia County, FL School Board COP, Series 1,
                               MBIA-Insured, 5.500% due 2/1/16                               5,790,000
       1,000,000    AAA     First Florida Governmental Financing Commission Revenue,
                               AMBAC-Insured, 5.750% due 7/1/16                                995,000
       3,400,000    AAA     Florida State Correctional Privatization Commission COP,
                               Youth Detention Facility, Series C, AMBAC-Insured,
                               5.000% due 8/1/17                                             3,047,250
                            Florida State Board of Education GO, Capital Outlay,
                               Public Education:
      23,700,000    AA           Series B, 5.250% due 6/1/17                                22,070,625
                                 Series D:
      12,720,000    AA             5.200% due 6/1/23                                        11,400,300
       1,500,000    AA             5.250% due 6/1/23                                         1,353,750
       8,500,000    AA           Series E, 5.250% due 6/1/23                                 7,671,250
      10,000,000    AA      Florida State GO, Dade County Road, 5.125% due 7/1/17            9,212,500

                      See Notes to Financial Statements.

12

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT                     RATING                            SECURITY                                                 VALUE
===============================================================================================================================
Florida -- 8.6% (continued)
                                        Florida State GO, Department of Transportation, Right of Way:
$   12,310,000             AA             5.500% due 7/1/21                                                        $ 11,694,500
     5,380,000             AA             5.375% due 7/1/26                                                           4,963,050
     6,190,000             AAA          Hillsborough County, FL Capital Improvement Program
                                           Revenue, Series A, MBIA-Insured, 5.125% due 7/1/22                         5,617,425
                                        Martin County, FL IDA, Indiantown Cogeneration:
    10,000,000             BBB-            Project A, 7.875% due 12/15/25 (a)(b)                                     11,212,500
     6,010,000             BBB-            Project B, 8.050% due 12/15/25 (b)                                         6,806,325
    18,225,000             AAA          Orange County, FL Sales Tax Revenue, Series B, FGIC-Insured,
                                           5.375% due 1/1/24                                                         16,858,125
     4,840,000             Aa*          Orlando, FL Utilities Commission, Water & Electric Revenue,
                                           Series A, 5.000% due 10/1/20                                               4,277,350
     3,330,000             AAA          St. Lucie County, FL Sales Tax Revenue, FGIC-Insured,
                                           5.000% due 10/1/23                                                         2,955,375
                                        Tampa, FL Revenue Bonds, (Florida Aquarium Inc. Project):
     3,000,000             NR              7.550% due 5/1/12                                                          3,236,250
     3,000,000             NR              7.750% due 5/1/27                                                          3,251,250
     8,000,000             Aaa*         Venice, FL Health Care Revenue, (Bon Secours Health
                                           System Project), MBIA-Insured, 5.625% due 8/15/26                          7,600,000
     2,180,000             AAA          Village Center, FL Community Development District Recreational
                                           Revenue, Series A, MBIA-Insured, 5.850% due 11/1/16                        2,190,900
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                    243,623,038
-------------------------------------------------------------------------------------------------------------------------------
Georgia -- 0.7%
       580,000             A+           Brunswick, GA Housing Authority, Multi-Family
                                           Housing Revenue, Cypress Mill, FHA-Insured,
                                           9.750% due 8/1/26                                                            646,700
                                        Richmond County, GA Development Authority Revenue,
                                           (Escrowed to Maturity with U.S. Government Securities):
    46,590,000             Aaa*              Series A, 1st Mortgage, zero coupon due 12/1/21                          8,036,775
    12,800,000             Aaa*              Subseries C, zero coupon due 12/1/21                                     2,208,000
    19,705,000             Aaa*         Savannah, GA EDA Revenue, (Escrowed to Maturity
                                           with U.S. Government Securities), zero coupon
                                           due 12/1/21                                                                3,349,850
                                        Washington, GA EDA, Wilkes Payroll Company, (Escrowed
                                           to Maturity with U.S. Government Securities):
    16,625,000             AAA               Zero coupon due 12/1/21                                                  2,826,250
     8,800,000             AAA               Zero coupon due 12/1/21                                                  1,496,000
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     18,563,575
-------------------------------------------------------------------------------------------------------------------------------
Hawaii -- 0.2%
     6,000,000             A            Hawaii State Department of Budget & Finance, Special Purpose
                                           Revenue, 6.250% due 7/1/21                                                 6,007,500
-------------------------------------------------------------------------------------------------------------------------------
Illinois -- 2.0%
    14,000,000             AAA          Chicago, IL O'Hare International Airport Revenue,
                                           Series C, MBIA-Insured, 5.000% due 1/1/18                                 12,320,000

                      See Notes to Financial Statements.

                                                                              13

--------------------------------------------------------------------------------
Schedule of Investments (unaudited)(continued)                   August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT                 RATING                            SECURITY                                     VALUE
=================================================================================================================
Illinois -- 2.0% (continued)
$ 5,000,000             AAA          Chicago, IL Water Revenue, FGIC-Insured,
                                        5.000% due 11/1/25                                           $ 4,268,750
                                     Illinois Health Facilities Authority Revenue:
 21,000,000             AAA             Sinai Health System, AMBAC-Insured,
                                          6.000% due 2/15/24                                          20,475,000
                                        Trinity Medical Center, FSA-Insured:
  4,125,000             AAA               5.875% due 7/1/16                                            4,057,969
  3,700,000             AAA               6.000% due 7/1/28                                            3,663,000
  3,000,000             AAA          Illinois State COP Department of Central Management
                                        Services, Public Aid Building, MBIA-Insured,
                                        5.650% due 7/1/17                                              2,838,750
  5,600,000             AA-          Illinois State GO, 5.750% due 4/1/14                              5,509,000
  3,160,000             Aaa*         Lansing, IL Multi-Family Housing Revenue, GNMA-
                                        Collateralized, Salem Cross Apartments, Series A,
                                        6.100% due 3/1/20                                              3,077,050
  1,000,000             AAA          University of Illinois Revenue Bonds, Auxiliary Facilities
                                        Systems, MBIA-Insured, 5.375% due 10/1/13                        947,500
----------------------------------------------------------------------------------------------------------------
                                                                                                      57,157,019
----------------------------------------------------------------------------------------------------------------
Indiana -- 1.8%
  3,000,000             AAA          Avon, IN Community School Building Corp., First Mortgage,
                                        AMBAC-Insured, 5.250% due 1/1/22                               2,718,750
  3,005,000             A            Indiana Bond Bank, State Revenue, Guarantee-State
                                        Revolving Fund, (Project A), 6.250% due 2/1/09                 3,065,100
                                     Indiana Health Facilities Authority Revenue:
                                        Riverview Hospital:
    245,000             Baa1*             5.800% due 8/1/97                                              245,561
    240,000             Baa1*             6.000% due 8/1/98                                              240,900
    255,000             Baa1*             6.200% due 8/1/99                                              256,594
    305,000             Baa1*             6.500% due 8/1/01                                              308,812
    200,000             Baa1*             6.600% due 8/1/02                                              203,000
  3,700,000             A*              St. Anthony Medical/Home Inc., Series H,
                                          9.250% due 10/1/17                                           3,969,730
  8,500,000             Aaa*         Indiana State HFA, Single Family Mortgage Revenue, Series A-1,
                                        GNMA & FNMA-Collateralized, 6.250% due 7/1/28                  8,553,125
 16,000,000             Aa2*         Petersburg, IN PCR, Indianapolis Power & Light Co., Series C,
                                        5.500% due 10/1/23                                            14,820,000
 15,000,000             AAA          Rockport, IN PCR, Series A, AMBAC-Insured,
                                        6.550% due 6/1/25                                             15,525,000
----------------------------------------------------------------------------------------------------------------
                                                                                                      49,906,572
----------------------------------------------------------------------------------------------------------------
Maine -- 0.3%
  8,100,000             AA-          Maine State Housing Authority, Mortgage Power
                                        Revenue, Series A, 5.650% due 11/15/20                         7,725,375
----------------------------------------------------------------------------------------------------------------

14

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT                    RATING                             SECURITY                                     VALUE
===================================================================================================================
Maryland -- 2.4%
                                        Baltimore County, MD Mortgage Revenue,
                                           GNMA-Collateralized:
$    2,500,000            AAA                Day Village Apartments Project, Series A,
                                               5.625% due 1/20/14                                       $ 2,434,375
     2,000,000            AAA                Northbrooke Apartments Project, Series A,
                                               6.350% due 1/20/21                                         2,020,000
                                        Baltimore, MD GO, Series A, FGIC-Insured:
     2,160,000            AAA              5.500% due 10/15/11                                            2,138,400
     2,435,000            AAA              5.625% due 10/15/13                                            2,419,781
     2,585,000            AAA              5.625% due 10/15/14                                            2,539,763
     2,745,000            AAA              5.750% due 10/15/15                                            2,720,981
     1,165,000            AAA              5.750% due 10/15/16                                            1,153,350
     1,500,000            AAA           Charles County, MD Mortgage Revenue, (Holly
                                           Station Project), Series A, FHA-Insured,
                                           6.450% due 5/1/26                                              1,518,750
     5,000,000            Aa*           Maryland State Community Development Administration,
                                           Department of Housing & Community Development,
                                           Single-Family Program, Fifth Series, 5.950% due 4/1/16         4,918,750
    56,000,000            NR            Maryland State Energy Financing Administration,
                                           Solid Waste Disposal Revenue, Limited Obligation,
                                           (Hagerstown Project), 9.000% due 10/15/16 (a)(b)(e)           46,410,000
-------------------------------------------------------------------------------------------------------------------
                                                                                                         68,274,150
-------------------------------------------------------------------------------------------------------------------
Massachusetts -- 5.9%
     5,350,000            AAA           Boston, MA Housing Development Corp. Mortgage
                                           Revenue, Section 8 Assisted Programs, Series A,
                                           FHA & MBIA-Insured, 5.500% due 7/1/24                          5,089,188
     2,200,000            AAA           Holyoke, MA GO, Series A, FSA-Insured, 5.500% due 6/15/16         2,134,000
                                        Massachusetts Bay Transportation Authority:
                                           Series A:
     7,000,000            A+                 General Transportation System, 5.625% due 3/1/26             6,606,250
    15,785,000            AAA                MBIA-Insured, 5.500% due 3/1/22                             14,857,631
     3,420,000            AAA              Series B, General Transportation System, AMBAC-Insured,
                                             5.375% due 3/1/25                                            3,154,950
                                        Massachusetts Municipal Wholesale Electric Co., Power Supply
                                           System Revenue:
                                             Series A, AMBAC-Insured:
    10,900,000            AAA                  5.000% due 7/1/14                                          9,864,500
     2,950,000            AAA                  5.000% due 7/1/17                                          2,614,437
     7,000,000            AAA                Series B, MBIA-Insured, 5.000% due 7/1/17                    6,203,750
                                        Massachusetts State Health and Educational Facilities
                                           Authority Revenue:
     3,000,000            AAA                Baystate Medical Center, Series D, FGIC-Insured,
                                               5.000% due 7/1/12                                          2,763,750
    14,500,000            AAA                Harvard University, Series P, 5.375% due 11/1/32            13,358,125
     7,870,000            AAA                Lahey Clinic Medical Center, MBIA-Insured,
                                               5.375% due 7/1/23                                          7,181,375

                      See Notes to Financial Statements.

                                                                              15

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT                    RATING                             SECURITY                                VALUE
===============================================================================================================
Massachusetts -- 5.9% (continued)
                                         New England Medical Center, MBIA-Insured:
$    3,000,000            AAA              3.100% due 7/1/13                                       $  2,242,500
     6,325,000            AAA              5.375% due 7/1/24                                          5,716,219
    15,250,000            AAA            Newton Wellesley Hospital, Series E, MBIA-Insured,
                                           6.000% due 7/1/25                                         15,250,000
    13,250,000            AAA         Massachusetts State HFA, Multi-Family Housing, Series A,
                                         MBIA-Insured, 6.150% due 7/1/18                             13,399,063
    31,700,000            NR          Massachusetts State Industrial Finance Agency,
                                         Solid Waste Disposal Revenue, Massachusetts Recycling
                                         Association, Series A, 9.000% due 8/1/16 (a)(b)(e)          15,850,000
                                      Massachusetts State Turnpike Authority, Turnpike
                                         Revenue, Series A:
     9,050,000            A+               5.000% due 1/1/20                                          7,805,625
     6,680,000            AAA              FGIC-Insured, 5/125% due 1/1/23                            5,886,750
                                      Massachusetts State Water Resources Authority:
    19,405,000            AAA            Series A, MBIA-Insured, 6.000% due 8/1/20                   19,526,281
                                         Series B:
     3,000,000            A                5.500% due 3/1/17                                          2,793,750
     4,255,000            AAA              MBIA-Insured, 5.000% due 3/1/22                            3,728,444
     1,250,000            AAA         Southeastern Massachusetts University Building
                                         Refunding, Series A, AMBAC-Insured,
                                         5.750% due 5/1/16                                            1,232,812
---------------------------------------------------------------------------------------------------------------
                                                                                                    167,259,400
---------------------------------------------------------------------------------------------------------------
Michigan -- 4.6%
     2,140,000            AAA         Ingham County, MI Building Authority, AMBAC-Insured,
                                         5.000% due 11/1/16                                           1,896,575
     6,000,000            AAA         Jackson County, MI Hospital Finance Authority, Hospital
                                         Revenue, W.A. Foote Memorial Hospital, Series A,
                                         FGIC-Insured, 5.250% due 6/1/23                              5,392,500
                                      Lakeshore, MI Public Schools, MBIA-Insured:
     2,500,000            AAA            5.750% due 5/1/15                                            2,465,625
     2,500,000            AAA            5.700% due 5/1/22                                            2,412,500
                                      Michigan Public Power Agency Revenue, (Belle River Project):
    36,250,000            AAA            Series A, MBIA-Insured, 5.250% due 1/1/18                   33,078,125
     2,830,000            AA-            Series B, 5.000% due 1/1/19                                  2,433,800
     8,000,000            AAA         Michigan State Hospital Finance Authority Revenue,
                                         Oakwood Hospital Group, Series A, FGIC-Insured,
                                         5.500% due 11/1/13                                           7,710,000
     2,250,000            AAA         Michigan State Housing Development Authority, Rental Housing
                                         Revenue, Series A, AMBAC-Insured, 5.875% due
                                         10/1/17                                                      2,199,375
    17,000,000            NR          Michigan State Strategic Funding, Limited Obligation Revenue,
                                         (Blue Water Fiber Project), 8.000% due 1/1/12 (b)(e)        12,750,000

                      See Notes to Financial Statements.

16

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT                    RATING                             SECURITY                                   VALUE
==================================================================================================================
Michigan -- 4.6% (continued)
$   56,625,000            NR            Midland County, MI Economic Development Corporation,
                                           PCR Bonds, Subordinated Limited Obligation, Series B,
                                           9.500% due 7/23/09 (b)                                     $ 61,721,250
------------------------------------------------------------------------------------------------------------------
                                                                                                       132,059,750
------------------------------------------------------------------------------------------------------------------
Minnesota -- 1.5%
     2,855,000            NR            Dakota County, MN Housing Redevelopment Authority,
                                           Multi-Family Mortgage Revenue, Series 1985A,
                                           9.500% due 6/1/08                                             2,790,763
                                        Minnesota State HFA:
     3,500,000            AAA              Rental Housing Revenue, Series D, MBIA-Insured,
                                             5.950% due 2/1/18                                           3,465,000
     3,830,000            AA+              Single Family Mortgage Revenue, Series D,
                                             6.000% due 1/1/16                                             3,777,337
    21,405,000            Baa1*         St. Paul, MN Housing & Redevelopment Authority,
                                           Hospital Revenue Bonds, (Healtheast Project),
                                           Series D, 9.750% due 11/1/17 (a)                             22,769,569
                                        Western Minnesota Municipal Power Agency, Series A,
                                           AMBAC-Insured:
     2,000,000            AAA                5.500% due 1/1/10                                           1,975,000
     3,120,000            AAA                5.500% due 1/1/11                                           3,065,400
     2,000,000            AAA                5.500% due 1/1/12                                           1,952,500
     3,000,000            AAA                5.500% due 1/1/13                                           2,913,750
------------------------------------------------------------------------------------------------------------------
                                                                                                        42,709,319
------------------------------------------------------------------------------------------------------------------
Montana -- 1.1%
    33,400,000            NR            Montana State Board, Resource Recovery Revenue,
                                           (Yellowstone Energy LP Project),
                                           7.000% due 12/31/19 (a)(b)                                   30,936,750
------------------------------------------------------------------------------------------------------------------
Nebraska -- 0.3%
                                        Nebraska Public Power District Revenue, Power Supply System:
     5,000,000            AAA              Series C, 5.000% due 1/1/17                                   4,425,000
     5,000,000            AAA              Series A, 5.250% due 1/1/28                                   4,487,500
------------------------------------------------------------------------------------------------------------------
                                                                                                         8,912,500
------------------------------------------------------------------------------------------------------------------
Nevada -- 0.3%
     9,275,000            AAA           Clark County, NV School District, Series A, MBIA-Insured,
                                           5.875% due 6/15/13                                            9,263,406
------------------------------------------------------------------------------------------------------------------
New Hampshire -- 1.9%
    17,955,000            AAA           New Hampshire Higher Education & Health Facilities
                                           Authority Revenue, Mary Hitchcock Memorial Hospital,
                                           FGIC-Insured, 5.750% due 8/15/23                             17,259,244
    23,500,000            BBB-          New Hampshire IDA, PCR Bonds, UTD Illuminating,
                                           Series B, 10.750% due 10/1/12 (a)(b)                         25,474,705
    12,240,000            Aa*           New Hampshire State HFA, Single Family Mortgage Revenue,
                                           Mortgage Acquisition, Series G, 6.300% due 1/1/26 (b)        12,071,700
------------------------------------------------------------------------------------------------------------------
                                                                                                        54,805,649
------------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

                                                                              17

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT                    RATING                             SECURITY                                VALUE
===============================================================================================================
New Jersey -- 0.5%
$    3,000,000            AAA           Essex County, NJ Utilities Authority, Solid Waste Revenue,
                                           Series A, FSA-Insured, 5.600% due 4/1/16                 $ 2,928,750
     3,375,000            AAA           Monmouth County, NJ Improvement Authority Revenue,
                                           FSA-Insured, 5.450% due 7/15/13                            3,265,312
     3,400,000            AAA           Salem County, NJ Industrial Pollution Control,
                                           Financing Authority Revenue Bonds, (Public Service
                                           Electric & Gas Project), Series A, MBIA-Insured,
                                           5.700% due 5/1/28                                          3,238,500
     5,320,000            A+            South Jersey Port Corp., New Jersey Revenue, Marine
                                           Terminal, Series G, 5.600% due 1/1/23                      4,901,050
---------------------------------------------------------------------------------------------------------------
                                                                                                     14,333,612
---------------------------------------------------------------------------------------------------------------
New Mexico -- 0.6%
    11,500,000            AA            Bernalillo County, NM Gross Receipts Tax Revenue,
                                           Series A, 5.750% due 4/1/26                               11,140,625
                                        New Mexico Mortgage Finance Authority, Single-Family
                                           Mortgage Revenue, GNMA, FNMA & FHLMC-
                                           Collateralized:
     1,000,000            AAA                5.550% due 7/1/17                                          940,000
     2,000,000            AAA                5.650% due 7/1/27                                        1,872,500
     3,550,000            Aaa*          Santa Fe, NM Single Family Mortgage Revenue,
                                           FNMA & GNMA-Collateralized, 6.300% due 11/1/28 (b)         3,514,500
---------------------------------------------------------------------------------------------------------------
                                                                                                     17,467,625
---------------------------------------------------------------------------------------------------------------
New York -- 13.0%
     4,000,000            AAA           Battery Park City, NY Revenue, Series A, MBIA-Insured,
                                           5.250% due 11/1/17                                         3,670,000
    14,315,000            BBB           City University Of New York COP, John Jay College,
                                           5.750% due 8/15/05                                        14,171,850
     2,960,000            AA            Housing Corp. of New York Revenue, 5.500% due 11/1/20         2,712,100
    16,860,000            AAA           Metropolitan Transportation Authority of New York,
                                           Commuter Facilities Revenue, Series A, FGIC-Insured,
                                           6.100% due 7/1/26                                         17,007,525
     6,750,000           AAA            Metropolitan Transportation Authority of New York,
                                           Transit Facilities Revenue, Series 96A, FSA-Insured,
                                           6.100% due 7/1/26                                          6,809,063
                                        New York City, NY GO:
     7,500,000           BBB+              Series A, 6.250% due 8/1/12                                7,368,750
    11,500,000           BBB+              Series G, 5.750% due 2/1/14                               10,680,625
                                        New York City, NY Municipal Water Finance Authority,
                                           Water & Sewer Revenue:
                                             Series A:
    11,000,000           A*                   5.500% due 6/15/20                                     10,147,500
    47,780,000           A*                   5.500% due 6/15/23                                     44,017,325
    52,900,000           AAA               Series B, 5.750% due 6/15/26                              51,114,625

                      See Notes to Financial Statements.

18

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT                    RATING                             SECURITY                                     VALUE
===================================================================================================================
New York -- 13.0% (continued)
                                        New York State Dormitory Authority:
                                           City University System:
$    6,000,000            AAA                2nd Residence, Series 95A, FGIC-Insured,
                                               5.375% due 7/1/14                                        $ 5,700,000
    12,060,000            AAA                3rd Residence, Series 95-1, AMBAC-Insured,
                                               5.375% due 7/1/25                                         11,170,575
     5,000,000            AAA                Series 2-1994, MBIA-Insured, 6.250% due 7/1/19               5,125,000
                                        Iona College, MBIA-Insured:
       485,000            AAA              6.600% due 7/1/07                                                524,406
       420,000            AAA              6.600% due 7/1/08                                                453,075
       555,000            AAA              6.600% due 7/1/09                                                596,625
       540,000            AAA              6.700% due 7/1/10                                                582,525
     2,000,000            AAA              Mental Health Service Facilities, Series B, MBIA-Insured,
                                             5.125% due 8/15/21                                           1,795,000
     6,350,000            AAA              Mount Sinai School of Medicine, Series A, MBIA-Insured,
                                             5.000% due 7/1/21                                            5,540,375
    11,500,000            AAA           New York State Energy Research & Development Authority,
                                           Gas Facilities Revenue, (Brooklyn Union Gas Co. Project),
                                           MBIA-Insured, 5.500% due 1/1/21                               10,910,625
     7,420,000            Aa*           New York State Environmental Facilities Corporation,
                                           PCR, State Water Revolving Fund, NYC Muni Water,
                                           5.875% due 6/15/14                                             7,401,450
                                        New York State Local Government Assistance Corporation:
                                           Series A:
    13,750,000            A                  5.250% due 4/1/19                                           12,375,000
     3,420,000            A                  5.500% due 4/1/23                                            3,184,875
    12,255,000            A                Series B, 5.500% due 4/1/21                                   11,443,106
    28,290,000            A                Series C, 5.000% due 4/1/21                                   24,435,488
    17,125,000            A                Series D, 5.000% due 4/1/23                                   14,727,500
     1,840,000            AAA           New York State Medical Care Facilities Finance Agency,
                                           Series A, FHA-Insured, 5.375% due 2/15/25                      1,669,800
     2,000,000            A*            New York State Refunding GO, 12.000% due 11/15/03                 2,805,000
                                        New York State Thruway Authority Revenue,
                                           FGIC-Insured:
     8,460,000            AAA                Series A, 5.500% due 1/1/23                                  8,026,425
    10,825,000            AAA                Series C, 6.000% due 1/1/25                                 10,946,781
                                        New York State Urban Development Corporation Revenue:
     7,480,000            AAA              Correctional Facilities, Series 5, MBIA-Insured,
                                             5.500% due 1/1/25                                            7,012,500
     5,095,000            AAA              Series A, MBIA-Insured, 5.500% due 4/1/19                      4,833,881
                                        Triborough Bridge & Tunnel Authority of New York,
                                           General Purpose Revenue Bonds:
                                             Series A:
    20,095,000            Aa*                  5.200% due 1/1/20                                         18,010,144
    27,000,000            Aa*                  5.000% due 1/15/24                                        23,118,750

                      See Notes to Financial Statements.

                                                                              19

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT                    RATING                             SECURITY                                VALUE
===============================================================================================================
New York -- 13.0% (continued)
$   10,000,000            Aa*           Series P, 5.500% due 1/1/19                                $  9,300,000
---------------------------------------------------------------------------------------------------------------
                                                                                                    369,388,269
---------------------------------------------------------------------------------------------------------------
North Carolina -- 1.6%
     4,500,000            BBB+          Carteret County, NC COP, (Elementary School Project),
                                           6.500% due 2/1/07                                          4,635,000
                                        New Hanover County, NC Hospital Revenue, (New Hanover
                                           Regional Medical Center Project), AMBAC-Insured:
     4,000,000            AAA                5.750% due 10/1/16                                       3,925,000
     6,495,000            AAA                5.750% due 10/1/26                                       6,259,556
                                        North Carolina Municipal Power Agency, Catawaba
                                           Electric Revenue:
    12,505,000            AAA                AMBAC-Insured, 5.375% due 1/1/20                        11,614,019
    12,000,000            AAA                MBIA-Insured, 5.500% due 1/1/12                         11,535,000
     8,230,000            AAA                MBIA-Insured, 5.000% due 1/1/18                          7,273,262
---------------------------------------------------------------------------------------------------------------
                                                                                                     45,241,837
---------------------------------------------------------------------------------------------------------------
North Dakota -- 0.0%
     1,000,000            NR            Grand Forks, ND Housing Facilities Revenue, Senior
                                           United Health Resources, 9.250% due 12/1/10                1,081,250
---------------------------------------------------------------------------------------------------------------
Ohio -- 0.9%
     3,000,000            Aaa*          Akron, Bath and Copley, OH Joint Township, Hospital
                                           Revenue Bonds, (Akron City Hospital Project),
                                           8.875% due 11/15/07                                        3,228,750
     1,000,000            AAA           Brecksville-Broadview Heights, OH City School District,
                                           FGIC-Insured, 6.500% due 12/1/16                           1,075,000
                                        Cleveland, OH Waterworks Revenue, Refunding &
                                           Improvement, First Mortgage, Series H, MBIA-Insured:
     1,000,000            AAA                5.625% due 1/1/13                                          987,500
     1,000,000            AAA                5.700% due 1/1/14                                          990,000
     2,500,000            AAA                5.750% due 1/1/16                                        2,462,500
                                        Franklin County, OH Hospital Revenue, Holy Cross Health
                                           System Corporation:
     2,320,000            AA                 5.750% due 6/1/10                                        2,302,600
     2,615,000            AA                 5.750% due 6/1/11                                        2,582,313
     2,000,000            AA            Grandview Heights, OH City School District,
                                           6.050% due 12/1/15                                         2,070,000
     1,500,000            NR            Ohio State Solid Waste Revenue, Republic Engineered
                                           Steels Inc., 9.000% due 6/1/21 (b)                         1,560,000
     5,500,000            AAA           Ohio State Water Development Authority Revenue,
                                           Fresh Water, AMBAC-Insured, 5.900% due 12/1/21             5,506,875
     1,585,000            AAA           Twinsburg, OH Local School District, FGIC-Insured,
                                           5.900% due 12/1/21                                         1,594,906
---------------------------------------------------------------------------------------------------------------
                                                                                                     24,360,444
---------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

20

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                                    SECURITY                                VALUE
==============================================================================================================
Oklahoma -- 0.8%
$    3,150,000     AAA           Pottawatomie County, OK Development Authority, Water
                                    Revenue, North Deer Creek Reservoir, AMBAC-Insured,
                                    5.900% due 7/1/26                                              $ 3,110,625
     1,975,000     AA            Tulsa, OK Industrial Authority, Hospital Revenue,
                                    St. John Medical Center, 6.250% due 2/15/17                      1,999,687
     2,000,000     AAA           Tulsa, OK IDA, University of Tulsa, Series A, MBIA-Insured,
                                    5.000% due 10/1/22                                               1,740,000
    14,405,000     AAA           Tulsa, OK Metropolitan Utility Authority, Utility Revenue,
                                    MBIA-Insured, 5.750% due 9/1/25                                 13,936,838
     1,000,000     AA-           Woods County, OK IDA, Revenue Refunding,
                                    (Cargill Inc. Project), 6.250% due 10/1/14                       1,026,250
--------------------------------------------------------------------------------------------------------------
                                                                                                    21,813,400
--------------------------------------------------------------------------------------------------------------
Oregon -- 0.3%
     1,000,000     A1*           Multnomah County, OR School District, 5.500% due 6/1/15               976,250
     6,950,000     Aa*           Oregon State GO, Series B, 6.375% due 8/1/24                        7,280,125
     1,500,000     AAA           Oregon Veterans Welfare GO,  Series L,
                                    12.500% due 9/1/06                                               1,530,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     9,786,375
--------------------------------------------------------------------------------------------------------------
Pennsylvania -- 1.0%
     6,250,000     AAA           Beaver County, PA IDA, PCR, Pennsylvania Power
                                    Company, (Beaver Valley Project), AMBAC-Insured,
                                    6.000% due 9/1/28                                                6,210,938
     5,000,000     AAA           Cambria County, PA IDA, PCR, Pennsylvania Power
                                    Company, Series A, MBIA-Insured,
                                    5.800% due 11/1/20                                               4,862,500
       100,000     D             Delaware County, PA Hospital Authority Revenue
                                    Bonds, Sacred Heart Medical Center,
                                    9.750% due 9/1/11 (e)                                              400,000
                                 Pennsylvania Economic Development Financing
                                    Authority Revenue, (Northhampton Generating
                                    Project),  Series C:
     2,000,000     NR                 6.875% due 1/1/11 (b)                                          1,927,500
    12,000,000     NR                 6.950% due 1/1/21 (b)                                         11,280,000
     2,945,000     AAA           Rose Tree Media, PA School District, FGIC-Insured,
                                    5.850% due 2/15/17                                               2,933,956
--------------------------------------------------------------------------------------------------------------
                                                                                                    27,614,894
--------------------------------------------------------------------------------------------------------------
South Carolina -- 0.8%
     9,250,000     AAA           Charleston County, SC COP, Charleston Public Facilities Corp.,
                                    MBIA-Insured, 5.500% due 12/1/20                                 8,579,375
                                 South Carolina State, Public Service Revenue, Series C:
    10,215,000     AAA              FGIC-Insured, 5.000% due 1/1/25                                  8,784,900
     5,355,000     AAA              MBIA-Insured, 5.125% due 1/1/32                                  4,652,156
--------------------------------------------------------------------------------------------------------------
                                                                                                    22,016,431
--------------------------------------------------------------------------------------------------------------

                      See Notes to Financial Statements.

                                                                              21

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------

 FACE
AMOUNT             RATING                            SECURITY                                         VALUE
==============================================================================================================
Tennessee -- 0.2%
                                 Chattanooga, TN Health, Educational & Housing Facility
                                   Board, Mortgage Revenue, Red Bank Health Care,
                                   FHA-Insured:
$       90,000     A                 11.250% due 2/1/00                                            $   105,975
        90,000     A                 11.250% due 8/1/00                                                108,112
       100,000     A                 11.250% due 2/1/01                                                121,875
       105,000     A                 11.250% due 8/1/01                                                130,200
       110,000     A                 11.250% due 2/1/02                                                138,188
       115,000     A                 11.250% due 8/1/02                                                146,769
       120,000     A                 11.250% due 2/1/03                                                154,500
       130,000     A                 11.250% due 8/1/03                                                169,812
       135,000     A                 11.250% due 2/1/04                                                176,850
       145,000     A                 11.250% due 8/1/04                                                192,306
       150,000     A                 11.250% due 2/1/05                                                201,375
       180,000     A                 11.250% due 8/1/05                                                244,350
     3,500,000     AAA           Metropolitan Government Nashville & Davidson County, TN,
                                   Health & Educational Facilities Board, Refunding &
                                   Improvement, Meharry Medical College, AMBAC-Insured,
                                   5.000% due 12/1/24                                                3,075,625
--------------------------------------------------------------------------------------------------------------
                                                                                                     4,965,937
--------------------------------------------------------------------------------------------------------------
Texas -- 8.1%
     5,000,000     BBB           Alliance, TX Airport Authority Inc., (Federal Express
                                   Corp. Project), 6.375% due 4/1/21 (b)                             4,850,000
    21,565,000     Aaa*          Arlington, TX ISD, 5.750% due 2/15/21                              21,241,525
    13,655,000     AAA           Austin, TX Utility Systems Revenue, MBIA-Insured,
                                   5.600% due 5/15/25                                               12,921,044
                                 Austin, TX Water, Sewer & Electric Authority
                                   Revenue Bonds:
       855,000     A*                14.000% due 5/15/99, (Pre-Refunded -- Escrowed
                                      with U.S. Government Securities to 5/15/99
                                      Call @ 100) (c)                                                1,064,475
    48,215,000     A*                14.000% due 11/15/01 (a)                                       62,438,425
       960,000     A*                14.000% due 11/15/01, (Pre-Refunded -- Escrowed
                                      with U.S. Government Securities with various call
                                      dates (5/15/98 to 11/15/01) Call @ 100) (c)                    1,237,200
    10,000,000     AAA           Bexar County, TX Health Facilities Development
                                   Revenue, Incarnate Ward, FSA-Insured,
                                   6.100% due 11/15/23                                              10,150,000
                                 Burleson, TX ISD:
     4,795,000     Aaa*            6.750% due 8/1/24                                                 5,154,625
    11,740,000     Aaa*            6.750% due 8/1/24, (Pre-Refunded -- Escrowed
                                     with U.S. Government Securities to 8/1/06 Call @ 100)          13,060,750

                      See Notes to Financial Statements.

22

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------


 FACE
AMOUNT             RATING                           SECURITY                                          VALUE
==============================================================================================================
Texas -- 8.1% (continued)
                                 Collin County, TX Housing Finance Corporation,
                                   Multi-Family Housing Revenue, FSA-Collateralized:
$    6,660,000     AAA               Summer Crossing Apartments, Series B-1,
                                       6.200% due 3/1/26                                          $  6,676,650
     8,800,000     AAA               Summer Meadows Apartments, Series A-1,
                                       6.200% due 3/1/26                                             8,822,000
                                 Copperas Cove Island, TX ISD, PSFG Refunding:
     1,960,000     AAA             5.600% due 2/1/13                                                 1,945,300
     2,035,000     AAA             5.600% due 2/1/14                                                 2,007,019
     8,500,000     AAA           El Paso, TX ISD, PSFG, Refunding, 6.000% due 2/15/19                8,616,875
     1,215,000     AAA           Fort Bend County, TX Levee Improvement District No.
                                   011, MBIA-Insured, 5.875% due 3/1/13                              1,231,706
     1,000,000     Aa3*          Harris County, TX IDR Corporation Refunding, Cargill Inc.,
                                   7.000% due 10/1/15                                                1,077,500
     9,370,000     AAA           Harris County, TX Toll Road Revenue, FGIC-Insured,
                                   5.375% due 8/15/20                                                8,702,388
     1,260,000     AAA           Leander, TX ISD, PSFG, 5.600% due 8/15/15                           1,234,800
     2,250,000     A1*           Milan County, TX IDR, PCR, (Alcoa Project),
                                   5.650% due 12/1/12                                                2,213,438
                                 Port Arthur, TX MBIA-Insured:
     1,025,000     AAA             5.500% due 2/15/16                                                  992,969
     4,775,000     AAA             5.500% due 2/15/20                                                4,554,156
    11,000,000     AAA           Red River, TX PCR, (West Texas Utility Co. Project),
                                   MBIA-Insured, 6.000% due 6/1/20                                  11,000,000
                                 Sam Rayburn, TX Municipal Power Agency:
    12,560,000     BB              Series A, 6.750% due 10/1/14                                     11,476,700
     7,835,000     BB              Series B, 5.500% due 10/1/20                                      5,935,012
     5,315,000     Aaa*          Socorro, TX ISD, PSFG, 5.750% due 2/15/26                           5,228,631
     4,000,000     AAA           Tarrant County, TX Health Facilities Development Corp.,
                                   Harris Methodist Health Systems, Series A,
                                   AMBAC-Insured, 5.125% due 9/1/12                                  3,710,000
    13,460,000     AA            Texas A&M University Revenue, Financing System,
                                   5.250% due 5/15/15                                               12,450,500
--------------------------------------------------------------------------------------------------------------
                                                                                                   229,993,688
--------------------------------------------------------------------------------------------------------------
Utah -- 3.1%
                                 Intermountain Power Agency, UT Power Supply Revenue:
                                   Series A:
    18,875,000     Aa*               5.500% due 7/1/20                                              17,530,156
    15,335,000     Aa*               5.000% due 7/1/23                                              13,168,931
     7,850,000     AAA               AMBAC-Insured, 5.500% due 7/1/20                                7,369,188
                                   Series D:
    35,760,000     AA-               5.000% due 7/1/21                                              31,066,500
     6,300,000     AAA               MBIA-Insured, 5.000% due 7/1/21                                 5,425,875
     5,800,000     AAA           Murray City, UT Hospital Revenue, IHC Health Services Inc.,
                                   MBIA-Insured, 5.000% due 5/15/22                                  4,980,750

                       See Notes to Financial Statements.


                                                                              23

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------


 FACE
AMOUNT          RATING                             SECURITY                                           VALUE
==============================================================================================================
Utah -- 3.1% (continued)
                                 Salt Lake City, UT Housing Authority, Multi-Family
                                   Revenue Refunding, HDC, (Project A):
$    1,160,000    A                  6.000% due 4/1/12                                             $ 1,141,150
     2,645,000    A                  6.000% due 4/1/25                                               2,559,037
     4,835,000    Aa*            Utah State HFA, Single-Family Mortgage Revenue
                                   FHA-Insured, 5.700% due 7/1/26                                    4,520,725
--------------------------------------------------------------------------------------------------------------
                                                                                                    87,762,312
--------------------------------------------------------------------------------------------------------------
Virginia -- 4.0%
                                 Arlington County, VA IDA Multi-Family Housing Revenue:
       705,000    A                6.300% due 7/1/16                                                   719,100
       750,000    A                6.350% due 7/1/20                                                   765,000
     1,000,000    A                6.375% due 7/1/25                                                 1,021,250
                                Chesapeake Bay, VA Bridge & Tunnel District Revenue
                                  Refunding, General Resolution, MBIA-Insured:
     2,000,000    AAA               5.250% due 7/1/19                                                1,825,000
     2,000,000    AAA               5.000% due 7/1/22                                                1,747,500
     8,500,000    AA            Chesapeake, VA GO, Water & Sewer Revenue, Series A,
                                    5.375% due 12/1/20                                               7,905,000
     2,000,000    AAA           Hampton Roads, VA Regional Jail Authority, Regional Jail
                                  Facilities Revenue, Series A, MBIA-Insured,
                                  5.500% due 7/1/24                                                  1,892,500
                                Harrisonburg, VA Redevelopment & Housing Authority,
                                   Multi-Family Housing Revenue, GNMA-Collateralized,
                                   (Battery Heights Project), Series A, FHA-Insured:
     1,425,000    AAA                 6.100% due 4/20/16                                             1,421,437
     2,715,000    AAA                 6.150% due 4/20/26                                             2,708,213
     3,000,000    AAA           Loudoun County, VA IDA Loudoun Hospital Center,
                                  FSA-Insured, 5.800% due 6/1/26                                     2,932,500
       500,000    AAA           Lynchburg, VA Redevelopment & Housing Authority
                                  Revenue, Waldon Pond, Series A, GNMA-Collateralized,
                                  6.200% due 7/20/27                                                   505,625
     2,160,000    AA            Norfolk, VA Redevelopment & Housing Authority,
                                  Educational Facilities Revenue, Tidewater Community
                                  College Campus, 5.875% due 11/1/15                                 2,178,900
                                Riverside, VA Regulatory Jail Authority Facility Revenue,
                                  MBIA-Insured:
    14,035,000    AAA               5.875% due 7/1/14                                               14,070,088
    13,870,000    AAA               6.000% due 7/1/25                                               13,956,687
     2,130,000    AAA           Roanoke, VA Redevelopment & Housing Authority Revenue,
                                  Series A, Westwind III, GNMA-Collateralized,
                                  6.200% due 7/20/26                                                 2,116,687
                                Upper Occoquan, VA Sewer Authority, Sewer Revenue:
     5,000,000    AAA             FGIC-Insured, 5.000% due 7/1/21                                    4,418,750
     5,000,000    AAA             MBIA-Insured, 5.000% due 7/1/25                                    4,381,250

                      See Notes to Financial Statements.

24

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------


 FACE
AMOUNT          RATING                           SECURITY                                             VALUE
==============================================================================================================
Virginia -- 4.0% (continued)
                                Virginia State Housing Development Authority,
                                  Commonwealth Mortgage Revenue:
                                    Series D-2, MBIA-Insured:
$    1,225,000    AAA                 5.650% due 1/1/13                                            $ 1,217,344
     6,775,000    AAA                 5.750% due 1/1/19                                              6,681,844
     9,715,000    AA                Series D-3, 6.125% due  1/1/19                                   9,715,000
                                    Series D-4:
     1,180,000    AA+                 6.000% due 1/1/09                                              1,180,000
     1,220,000    AA+                 6.000% due 7/1/09                                              1,220,000
     1,255,000    AA+                 6.050% due 1/1/10                                              1,251,863
     1,290,000    AA+                 6.050% due 7/1/10                                              1,290,000
     1,330,000    AA+                 6.100% due 1/1/11                                              1,330,000
     1,365,000    AA+                 6.100% due 7/1/11                                              1,365,000
     1,400,000    AA+                 6.125% due 1/1/12                                              1,400,000
     1,440,000    AA+                 6.125% due 7/1/12                                              1,440,000
     1,485,000    AA+                 6.150% due 1/1/13                                              1,485,000
     1,525,000    AA+                 6.150% due 7/1/13                                              1,526,906
     1,565,000    AA+                 6.200% due 1/1/14                                              1,566,956
     1,615,000    AA+                 6.200% due 7/1/14                                              1,617,019
    11,000,000    AA+                 6.250% due 1/1/19                                             11,055,000
     3,030,000    AA            Virginia State Transportation Board, Transportation
                                  Contract Revenue, (U.S. Route 58 Corridor Development
                                  Project), Series B, 5.500% due 5/15/18                             2,863,350
--------------------------------------------------------------------------------------------------------------
                                                                                                   112,770,769
--------------------------------------------------------------------------------------------------------------
Washington -- 3.0%
     6,430,000    AAA           Kent, WA GO, MBIA-Insured, 5.750% due 12/1/26                        6,309,437
    10,650,000    AA+           Seattle, WA GO, Series A, 5.750% due 1/15/20                        10,303,875
     3,150,000    AAA           Seattle, WA Drain & Wastewater Utility Revenue,
                                  MBIA-Insured 5.250% due 12/1/25                                    2,831,062
     2,455,000    AAA           Spokane, WA Lease Revenue, (Multi-Purpose Arena
                                  Project), AMBAC-Insured, 5.750% due 1/1/18                         2,362,938
     3,500,000    AA            Washington State GO, Series B, 5.750% due 5/1/18                     3,447,500
                                Washington State Public Power Supply Systems,
                                  Revenue Refunding:
                                    Nuclear Project No.1, Series B:
    24,000,000    AA                  5.500% due 7/1/17                                             21,780,000
    29,220,000    AA                  5.500% due 7/1/18                                             26,480,625
     6,995,000    AAA                 MBIA-Insured, 5.600% due 7/1/15                                6,662,738
                                    Nuclear Project No. 3, FSA-Insured,
     5,500,000    AAA                 5.375% due 7/1/15                                              5,094,375
--------------------------------------------------------------------------------------------------------------
                                                                                                    85,272,550
--------------------------------------------------------------------------------------------------------------

                    See Notes to Financial Statements.

                                                                              25

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------


 FACE
AMOUNT           RATING                           SECURITY                                          VALUE
==============================================================================================================
West Virginia -- 0.9%
                                Marion County, WV County Community, Solid Waste
                                  Disposal Facilities Revenue:
$    4,000,000    NR                American Fiber Resource Project, Series B,
                                      9.250% due 12/1/11 (b)                                      $  2,400,000
    40,000,000    NR                American Power Paper Recycling Project,
                                      7.750% due 12/1/11 (b)(e)                                     24,000,000
--------------------------------------------------------------------------------------------------------------
                                                                                                    26,400,000
--------------------------------------------------------------------------------------------------------------
Wisconsin -- 0.2%
     2,000,000    AA            Wisconsin Housing & EDA, Home Ownership Revenue,
                                  Series A, 6.450% due 3/1/17                                        2,045,000
     5,000,000    AAA           Wisconsin Public Power Inc., Power Supply System
                                  Revenue, Series A, MBIA-Insured, 5.750% due 7/1/23                 4,806,250
--------------------------------------------------------------------------------------------------------------
                                                                                                     6,851,250
--------------------------------------------------------------------------------------------------------------
Wyoming -- 0.5%
     4,000,000    AAA           Natrona County, WY Hospital Revenue, (Wyoming
                                  Medical Center Project), AMBAC-Insured,
                                  6.000% due 9/15/24                                                 3,980,000
     7,000,000    A             Sweetwater County, WY PCR, (Idaho Power Co. Project),
                                  Series A, 6.050% due 7/15/26                                       6,886,250
     5,005,000    AA            Wyoming Community Development Authority,
                                  Housing Revenue, Series 6, 6.100% due 12/1/25                      4,979,975
--------------------------------------------------------------------------------------------------------------
                                                                                                    15,846,225
--------------------------------------------------------------------------------------------------------------
                                TOTAL MUNICIPAL BONDS AND NOTES
                                (Cost - $2,822,612,006)                                          2,832,592,041
==============================================================================================================
SHORT-TERM INVESTMENTS (d) -- 0.3%
California -- 0.1%
                                California Health Facilities Financing Authority Revenue,
                                  Sutter Health Systems:
     3,000,000    A-1+              Series B, AMBAC-Insured, 3.300% due 7/1/12                       3,000,000
       200,000    A-1+              Series C, FSA-Insured, 3.200% due 7/1/22                           200,000
       100,000    A-1           California Pollution Control Financing Authority, PCR,
                                  Shell Oil Co., Series B, 3.150% due 10/1/11                          100,000
       100,000    VMIG 1*       California Statewide Communities Development
                                  Authority Revenue, COP, St. Joseph's Health
                                  System Group, 3.000% due 7/1/24                                      100,000
--------------------------------------------------------------------------------------------------------------
                                                                                                     3,400,000
--------------------------------------------------------------------------------------------------------------
Colorado -- 0.0%
       100,000    VMIG 1*       Moffat County, CO PCR, (Pacific Corp. Project),
                                  AMBAC-Insured, 3.400% due 5/1/13                                     100,000
--------------------------------------------------------------------------------------------------------------
Illinois -- 0.1%
     2,300,000    A-1+          Joliet, IL Regional Port District, (Exxon Project),
                                  3.300% due 10/1/24                                                 2,300,000
--------------------------------------------------------------------------------------------------------------

                       See Notes to Financial Statements.

26

--------------------------------------------------------------------------------
Schedule of Investments (unaudited) (continued)                  August 31, 1996
--------------------------------------------------------------------------------


 FACE
AMOUNT             RATING                                    SECURITY                                VALUE
==============================================================================================================
Massachusetts -- 0.0%
$      600,000    A-1           Massachusetts State GO, 3.200% due 12/1/97                      $      600,000
--------------------------------------------------------------------------------------------------------------
Michigan -- 0.1%
     1,000,000    VMIG 1*       University of Michigan Revenue,
                                  Series A, 3.400% due 12/1/27                                       1,000,000
--------------------------------------------------------------------------------------------------------------
New York -- 0.0%
       300,000    VMIG 1*       New York, NY GO, Series A-7, 3.700% due 8/1/20                         300,000
--------------------------------------------------------------------------------------------------------------
Ohio -- 0.0%
       900,000    VMIG 1*       Cuyhoga County, OH Hospital Revenue, University
                                  Hospital -- Cleveland, 3.500% due 1/1/16                             900,000
--------------------------------------------------------------------------------------------------------------
                                TOTAL SHORT-TERM INVESTMENTS
                                (Cost -- $8,600,000)                                                 8,600,000
==============================================================================================================
                                TOTAL INVESTMENTS -- 100%
                                (Cost -- $2,831,212,006**)                                      $2,841,192,041
==============================================================================================================

(a)  Security segregated by Custodian for open futures contract commitments.
(b) Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c) Pre-Refunded bonds escrowed by U.S. Government securities and bonds escrowed to maturity with U.S. Government securities are considered by the manager to be triple-A rated even if issuer has not applied new ratings.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e)  Security valued by the Fund's Board of Directors (See Note 6).
**   Aggregate cost for Federal income tax purposes is substantially the same.

See pages 28 and 29 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

                                                                              27

--------------------------------------------------------------------------------
Bond Ratings
--------------------------------------------------------------------------------

All ratings are by Standard & Poor's Corporation ("Standard & Poor's"), except those identified by an asterisk (*) are rated by Moody's Investors Service Inc. ("Moody's"). The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Rating from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating assigned by Standard &
           Poor's. Capacity to pay interest and repay principal is extremely strong.
AA      -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A       -- Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BB      -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.
BBB     -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.
CCC     -- Bonds rated "CCC" have a currently identifiable vulnerability to default, and are dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.
D       -- Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa," where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
Aa      -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.
A       -- Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.
Baa     -- Bonds that are rated "Baa" are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
B       -- Bonds that are rated "B" generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
Caa     -- Bonds that are rated "Caa" are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal interest.

NR      -- Indicates that the bond is not rated by Standard & Poor's or Moody's.

28

--------------------------------------------------------------------------------
Bond Short-Term Securities Ratings
--------------------------------------------------------------------------------

SP-1    -- Standard & Poor's highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
A-1     -- Standard & Poor's highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.
VMIG 1  -- Moody's highest rating for issues having a demand feature - (VRDO).
P-1     -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

--------------------------------------------------------------------------------
Security Descriptions
--------------------------------------------------------------------------------

ABAG    -- Association of Bay Area Governors
AIG     -- American International Guaranty
AMBAC   -- American Municipal Bond Assurance Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance Company
CHFCLI  -- California Health Facility
           Construction Loan Insurance
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
ETM     -- Escrowed To Maturity
FAIRS   -- Floating Adjustable Interest Rate Securities
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Federal Savings Association
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation


HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSFG    -- Permanent School Fund Guaranty
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Securities
SYCC    -- Structured Yield Curve Certificate
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
VA      -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand

                                                                              29

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (unaudited)                  August 31, 1996
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $2,831,212,006)                                   $2,841,192,041
     Cash                                                                                     85,755
     Receivable for securities sold                                                          710,422
     Receivable for Fund shares sold                                                       5,845,642
     Interest receivable                                                                  42,578,317
----------------------------------------------------------------------------------------------------
     Total Assets                                                                      2,890,412,177
----------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for securities purchased                                                    119,879,681
     Dividends payable                                                                    13,019,604
     Investment advisory fees payable                                                        755,870
     Distribution fees payable                                                               736,461
     Administration fees payable                                                             418,108
     Accrued expenses                                                                        277,176
----------------------------------------------------------------------------------------------------
     Total Liabilities                                                                   135,086,900
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $2,755,325,277
====================================================================================================
NET ASSETS:
     Par value of capital shares                                                      $      176,232
     Capital paid in excess of par value                                               2,697,152,363
     Overdistributed net investment income                                                (2,089,457)
     Accumulated net realized gain on security transactions and futures contracts         50,106,104
     Net unrealized appreciation of investments                                            9,980,035
----------------------------------------------------------------------------------------------------
Total Net Assets                                                                      $2,755,325,277
====================================================================================================
Shares Outstanding:
     Class A                                                                             121,138,149
----------------------------------------------------------------------------------------------------
     Class B                                                                              51,422,074
----------------------------------------------------------------------------------------------------
     Class C                                                                               3,347,961
----------------------------------------------------------------------------------------------------
     Class Y                                                                                 323,552
----------------------------------------------------------------------------------------------------
Net Asset Value:
     Class A (and redemption price)                                                           $15.63
----------------------------------------------------------------------------------------------------
     Class B*                                                                                 $15.63
----------------------------------------------------------------------------------------------------
     Class C**                                                                                $15.63
----------------------------------------------------------------------------------------------------
     Class Y (and redemption price)                                                           $15.63
----------------------------------------------------------------------------------------------------
Class A Maximum Public Offering Price Per Share
     (net asset value plus 4.17% of net value per share)                                      $16.28
====================================================================================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed within one year from initial purchase (See Note 3).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

30

-----------------------------------------------------------------------------
Statement of Operations (unaudited)
-----------------------------------------------------------------------------
For the Six Months Ended August 31, 1996

INVESTMENT INCOME:
     Interest                                                   $  84,747,938
-----------------------------------------------------------------------------
EXPENSES:
     Investment advisory fees (Note 3)                              4,218,513
     Distribution fees (Note 3)                                     4,039,462
     Administration fees (Note 3)                                   2,362,223
     Shareholder and system servicing fees                            342,111
     Registration fees                                                 67,868
     Custody                                                           54,015
     Audit and legal                                                   45,825
     Shareholder communications                                        45,246
     Directors' fees                                                   23,185
     Other                                                             46,848
-----------------------------------------------------------------------------
     Total Expenses                                                11,245,296
-----------------------------------------------------------------------------
Net Investment Income                                              73,502,642
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FUTURES CONTRACTS (NOTES 4 AND 7):
     Realized Gain From:
       Security transactions (excluding short-term securities)     14,207,508
       Futures contracts                                           31,638,877
-----------------------------------------------------------------------------
     Net Realized Gain                                             45,846,385
-----------------------------------------------------------------------------
     Net Change in Unrealized Appreciation of Investments:
       Beginning of period                                        149,060,081
       End of period                                                9,980,035
-----------------------------------------------------------------------------
     Decrease in Net Unrealized Appreciation                     (139,080,046)
-----------------------------------------------------------------------------
Net Loss on Investments and Futures Contracts                     (93,233,661)
-----------------------------------------------------------------------------
Decrease in Net Assets From Operations                          $ (19,731,019)
=============================================================================

                       See Notes to Financial Statements.

                                                                              31

--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

For the Six Months Ended August 31, 1996 (unaudited) and the Year Ended February 29, 1996


                                                               August 31       February 29
===========================================================================================
OPERATIONS:
     Net investment income                                  $   73,502,642   $  135,726,742
     Net realized gain                                          45,846,385       44,310,537
     Increase (decrease) in net unrealized appreciation       (139,080,046)      80,968,648
-------------------------------------------------------------------------------------------
     Increase (Decrease) in Net
       Assets From Operations                                  (19,731,019)     261,005,927
-------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 2):
     Net investment income                                     (75,592,099)    (135,414,152)
     Net realized gains                                                 --      (12,936,891)
-------------------------------------------------------------------------------------------
     Decrease in Net Assets From
       Distributions to Shareholders                           (75,592,099)    (148,351,043)
-------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
     Net proceeds from sale of shares                          328,861,302      540,718,904
     Net asset value of shares issued for
       reinvestment  of dividends                               38,219,544       91,398,350
     Cost of shares reacquired                                (184,544,577)    (368,696,313)
-------------------------------------------------------------------------------------------
     Increase in Net Assets From
       Fund Share Transactions                                 182,536,269      263,420,941
-------------------------------------------------------------------------------------------
Increase in Net Assets                                          87,213,151      376,075,825

NET ASSETS:
     Beginning of period                                     2,668,112,126    2,292,036,301
-------------------------------------------------------------------------------------------
     End of period*                                         $2,755,325,277   $2,668,112,126
===========================================================================================
     *Includes overdistributed net investment income of:    $   (2,089,457)              --
===========================================================================================

                       See Notes to Financial Statements.

32

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited)
--------------------------------------------------------------------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Managed Municipals Fund Inc. (the "Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities are valued at the mean between bid and ask prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates market value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discounts, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) direct expenses are charged to the Fund and each class; investment advisory fees and general Fund expenses are allocated on the basis of relative net assets; (h) the Fund intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended (the "Code"), pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (i) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and other parameters used in determining these estimates could cause actual results to differ.

     2. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Fund intends to satisfy requirements that allows interest from municipal securities, which is exempt from regular Federal income tax and from certain states' income taxes, to retain its exempt-interest status when distributed to the shareholders of the Fund.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually. Additional taxable distributions may be made if necessary to avoid a Federal excise tax.

                                                                              33

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     3. INVESTMENT ADVISORY AGREEMENT, ADMINISTRATION AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith Barney Holdings Inc. ("SBH"), acts as investment adviser to the Fund. The Fund pays SBMFM an advisory fee calculated at an annual rate of 0.35% of the average daily net assets up to $500 million; 0.32% of the average daily net assets of the next $1.0 billion and 0.29% in excess of $1.5 billion. This fee is calculated daily and paid monthly.

     SBMFM also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets up to $500 million; 0.18% of the average daily net assets of the next $1.0 billion and 0.16% of the average daily net assets in excess of $1.5 billion. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of Fund shares. For the six months ended August 31, 1996, SB received approximately $2,267,000 on sales of the Fund's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares, which applies if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. In addition, Class A shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase. This CDSC only applies to those purchases of Class A shares, which when combined with current holdings of Class A shares, equal or exceed $500,000 in the aggregate. These purchases do not incur an initial sales charge. For the six months ended August 31, 1996, CDSCs paid to SB were:

                        Class A         Class B         Class C
================================================================================
CDSCs                   $61,000         $560,000        $9,000
================================================================================

     Pursuant to a Distribution Plan, the Fund pays a service fee with respect to its Class A, B and C shares, calculated at the annual rate of 0.15% of the average daily net assets for each respective class. In addition, the Fund pays a distribution fee with respect to its Class B and C shares calculated at the annual rate of 0.50% and 0.55%, of the average daily net assets of each class, respectively.

34

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     For the six months ended August 31, 1996, total Distribution Plan fees incurred were:

                                Class A         Class B         Class C
================================================================================
Distribution Plan Fees          $1,417,682      $2,474,432      $147,348
================================================================================

     All officers and one Director of the Fund are employees of SB.

     4. INVESTMENTS

     During the six months ended August 31, 1996, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

================================================================================
Purchases                                                         $1,610,703,618
--------------------------------------------------------------------------------
Sales                                                              1,084,064,985
================================================================================

     At August 31, 1996, the gross unrealized appreciation and depreciation of investments were approximately:

================================================================================
Gross unrealized appreciation                                     $ 83,274,664*
Gross unrealized depreciation                                      (73,294,629)*
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $  9,980,035*
================================================================================
*Substantially the same for Federal income tax purposes.

     5. CAPITAL SHARES

     At August 31, 1996, the Fund had one billion shares of capital stock authorized with a par value of $0.01 per share. The Fund has established multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

     At August 31, 1996, total paid-in capital amounted to the following for each class:

                           Class A        Class B       Class C      Class Y
================================================================================
Total Paid-in Capital  $1,811,844,881  $827,785,073   $52,821,858  $4,876,783
================================================================================

                                                                              35

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     Transactions in shares of each class were as follows:

                                                Six Months Ended                               Year Ended
                                                 August 31, 1996                            February 28, 1996*
                                           -----------------------------                ----------------------------
                                           Shares                 Amount                Shares                Amount
========================================================================================================================
Class A
Shares sold                               11,120,563          $ 175,545,906            15,591,125          $ 248,495,845
Shares issued on
  reinvestment                             1,716,775             27,078,623             4,274,567             68,011,465
Shares redeemed                           (8,491,362)          (134,005,585)          (17,620,753)          (280,733,228)
------------------------------------------------------------------------------------------------------------------------
Net Increase                               4,345,976          $  68,618,944             2,244,939          $  35,774,082
========================================================================================================================
Class B
Shares sold                                7,929,686          $ 125,269,445            14,787,518          $ 236,215,756
Shares issued on
  reinvestment                               654,834             10,322,787             1,405,224             22,387,664
Shares redeemed                           (2,215,696)           (34,986,368)           (4,400,671)           (70,245,187)
------------------------------------------------------------------------------------------------------------------------
Net Increase                               6,368,824          $ 100,605,864            11,792,071          $ 188,358,233
========================================================================================================================
Class C
Shares sold                                1,460,169          $  23,045,951             1,820,006          $  29,125,231
Shares issued on
  reinvestment                                41,875                659,894                45,540                729,020
Shares redeemed                             (216,877)            (3,404,566)             (151,454)            (2,433,627)
------------------------------------------------------------------------------------------------------------------------
Net Increase                               1,285,167          $  20,301,279             1,714,092          $  27,420,624
========================================================================================================================
Class Y
Shares sold                                  320,307          $   5,000,000             1,705,945          $  26,882,072
Shares issued on
  reinvestment                                10,004                158,240                16,831                270,201
Shares redeemed                             (766,895)           (12,148,058)             (962,640)           (15,284,271)
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                     (436,584)         $  (6,989,818)              760,136          $  11,868,002
========================================================================================================================

* For Class Y shares, transactions are for the period from April 4, 1995 (inception date) to February 29, 1996.

36

--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     6. SECURITIES VALUED BY THE FUND'S BOARD OF DIRECTORS

     Some of the Fund's investments are valued at the direction of the Fund's Board of Directors; these securities are valued in good faith, taking into consideration the appropriate economic, financial and other pertinent available information pertaining to the defaulted securities. The table below shows the securities valued by the Fund's Board of Directors:

                                                                           Value as of
                                    Acquisition       Par        8/31/96    Percentage
Security                                Date         Amount       Value    of Net Assets   Cost
========================================================================================================
Delaware County,
     PA Hospital Authority
     Revenue Bonds, Sacred
     Heart Medical Center,
     9.750% due 9/1/11                  8/25/92  $   100,000  $   400,000       0.02%      $    99,427
Maryland State Energy
     Financing Administration,
     Solid Waste Disposal
     Revenue, Limited Obligation,
     (Hagerstown Project),
     9.000% due 10/15/16                10/5/94   56,000,000   46,480,000       1.69        56,000,000
Massachusetts State IFA, Solid
     Waste Disposal Revenue,
     Massachusetts Recycling
     Association, Series A,
     9.000% due 8/1/16                   9/8/94   31,700,000   15,850,000       0.58        31,700,000
Michigan State Strategic
     Funding, Limited Obligation
     Revenue, (Blue Water Fiber
     Project), 8.000% due 1/1/12        3/28/94   12,000,000    9,000,000       0.33        12,000,000
                                        3/20/95    5,000,000    3,750,000       0.14         4,530,450
--------------------------------------------------------------------------------------------------------
                                                  17,000,000   12,750,000                   16,530,450
--------------------------------------------------------------------------------------------------------
Marion County, WV Community
     Solid Waste Disposal
     Facilities Revenue:
      American Fiber Resource
       Project, Series B,
       9.250% due 12/1/11              12/22/95    4,000,000    2,400,000       0.09         4,000,000
      American Power Paper
       Recycling Project,
       7.750% due 12/1/11              12/16/93   25,000,000   15,000,000       0.54        25,000,000
                                        1/25/95    7,000,000    4,200,000       0.15         6,192,410
                                         3/8/95    9,000,000    5,400,000       0.20         7,142,880
--------------------------------------------------------------------------------------------------------
                                                  41,000,000   24,600,000                   38,335,290
--------------------------------------------------------------------------------------------------------

                                                                              37


--------------------------------------------------------------------------------
Notes to Financial Statements (unaudited) (continued)
--------------------------------------------------------------------------------

     7. FUTURES CONTRACTS

     Initial margin deposits made upon entering into futures contracts are recognized as assets. The initial margin is segregated by the custodian and is noted in the schedule of investments. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

     At August 31, 1996, there were no open futures contracts.

38

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

Class A Shares                                      1996(1)         1996      1995     1994(2)    1993     1992
=================================================================================================================
Net Asset Value, Beginning of Period                 $16.20        $15.47   $16.13    $16.71     $15.62   $14.98
-----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
     Net investment income                             0.44          0.91     0.95      0.90       1.00     1.05
     Net realized and unrealized gain (loss)          (0.55)         0.80    (0.37)     0.30       1.64     0.66
-----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   (0.11)         1.71     0.58      1.20       2.64     1.71
-----------------------------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                            (0.46)        (0.90)   (0.95)    (0.87)     (1.00)   (1.05)
     Overdistribution of net investment income           --            --    (0.00)*   (0.01)        --       --
     Net realized gains                                  --         (0.08)   (0.29)    (0.90)     (0.52)      --
     Capital                                             --            --       --        --      (0.03)   (0.02)
-----------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.46)        (0.98)   (1.24)    (1.78)     (1.55)   (1.07)
-----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $15.63        $16.20   $15.47    $16.13     $16.71   $15.62
-----------------------------------------------------------------------------------------------------------------
Total Return                                          (0.63)%+++    11.34%    4.11%     7.41%     17.92%   11.79%
-----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)                 $1,894        $1,892   $1,772    $1,847     $1,795   $1,598
-----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
     Expenses                                          0.68%+        0.70%    0.71%     0.72%      0.64%    0.59%
     Net investment income                             5.60+         5.47     6.25      5.43       6.30     6.83
-----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 43%            80%     100%      131%       206%     173%
=================================================================================================================

(1)  For the six months ended August 31, 1996 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
*    Amount represents less than $0.01.
+++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.


                                                                              39

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

Class B Shares                                      1996(1)       1996        1995       1994(2)      1993(3)
==================================================================================================================
Net Asset Value, Beginning of Period                 $16.20         $15.47     $16.13      $16.71       $15.81
------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
     Net investment income                             0.40           0.82       0.86        0.81         0.32
     Net realized and unrealized gain (loss)          (0.55)          0.81      (0.37)       0.31         1.42
------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   (0.15)          1.63       0.49        1.12         1.74
------------------------------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                            (0.42)         (0.82)     (0.86)      (0.79)       (0.31)
     Overdistribution of net investment income           --             --      (0.00)*     (0.01)          --
     Net realized gains                                  --          (0.08)     (0.29)      (0.90)       (0.52)
     Capital                                             --             --         --          --        (0.01)
------------------------------------------------------------------------------------------------------------------
Total Distributions                                   (0.42)         (0.90)     (1.15)      (1.70)       (0.84)
------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $15.63         $16.20     $15.47      $16.13       $16.71
------------------------------------------------------------------------------------------------------------------
Total Return                                          (0.94)%+++     10.78%      3.54%       6.86%       11.26%+++
------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                   $803,864       $729,953   $514,675    $349,633      $61,355
------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
     Expenses                                          1.19%+         1.22%      1.23%       1.25%        1.24%+
     Net investment income                             5.09+          4.94       5.73        4.90         5.70+
------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  43%            80%       100%        131%         206%
==================================================================================================================

(1)  For the six months ended August 31, 1996 (unaudited).
(2) Per share amounts have been calculated using the monthly average shares method, which more appropriately presents the per share data for the period since the use of the undistributed net investment income method does not accord with results of operations.
(3)  For the period from November 6, 1992 (inception date) to February 28, 1993.
 *   Amount represents less than $0.01.
+++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.


40

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

Class C Shares                                      1996(1)        1996       1995(2)
===========================================================================================
Net Asset Value, Beginning of Period                 $16.20        $15.47        $14.30
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
     Net investment income                             0.39          0.82          0.27
     Net realized and unrealized gain (loss)          (0.55)         0.81          1.46*
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   (0.16)         1.63          1.73
-------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                            (0.41)        (0.82)        (0.27)
     Overdistribution of net investment income           --            --         (0.00)**
     Net realized gains                                  --         (0.08)        (0.29)
-------------------------------------------------------------------------------------------
Total Distributions                                   (0.41)        (0.90)        (0.56)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $15.63        $16.20        $15.47
-------------------------------------------------------------------------------------------
Total Return                                          (0.96)%+++    10.76%        12.36%+++
-------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                    $52,321       $33,411        $5,395
-------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
     Expenses                                          1.24%+        1.27%         1.29%+
     Net investment income                             5.04+         4.86          5.67+
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  43%           80%          100%
===========================================================================================
Class Y Shares                                         1996(1)       1996(3)
===========================================================================================
Net Asset Value, Beginning of Period                 $16.20        $15.63
-------------------------------------------------------------------------------------------
Income (Loss) From Operations:
     Net investment income                             0.45          0.85
     Net realized and unrealized gain (loss)          (0.55)         0.65
-------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                   (0.10)         1.50
-------------------------------------------------------------------------------------------
Less Distributions From:
     Net investment income                            (0.47)        (0.85)
     Net realized gains                                  --         (0.08)
-------------------------------------------------------------------------------------------
Total Distributions                                   (0.47)        (0.93)
-------------------------------------------------------------------------------------------
Net Asset Value, End of Period                       $15.63        $16.20
-------------------------------------------------------------------------------------------
Total Return+++                                       (0.61)%        9.84%
-------------------------------------------------------------------------------------------
     Net Assets, End of Period (000s)                $5,056       $12,314
Ratios to Average Net Assets+:
     Expenses                                          0.51%         0.57%
     Net investment income                             5.70          5.62
-------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                  43%           80%
===========================================================================================

(1)  For the six months ended August 31, 1996 (unaudited).
(2)  For the period from November 9, 1994 (inception date) to February 28, 1995.
(3)  For the period from April 4, 1995 (inception date) to February 29, 1996.
 * The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
**   Amount represents less than $0.01 per share.
+++ Total return is not annualized, as it may not be representative of the total return for the year.
 +   Annualized.

                                                                              41

SMITH BARNEY
MANAGED
MUNICIPALS
FUND INC.


DIRECTORS

Herbert Barg
Alfred J. Bianchetti
Martin Brody
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon
Cornelius C. Rose


OFFICERS

Heath B. McLendon
Chairman and Investment Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Joseph P. Deane
Vice President and
Investment Officer

David Fare
Investment Officer

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


SMITH BARNEY
----------------------------------

A Member of TravelersGroup  [LOGO]


INVESTMENT ADVISER
AND ADMINISTRATOR

Smith Barney Mutual Funds
Management Inc.


DISTRIBUTOR

Smith Barney Inc.


CUSTODIAN

PNC Bank, N.A.


SHAREHOLDER
SERVICING AGENT

First Data Investor Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134


This report is submitted for the general information of the shareholders of Smith Barney Managed Municipals Fund Inc. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Fund, which contains information concerning the Fund's investment policies and expenses as well as other pertinent information.


SMITH BARNEY MANAGED
MUNICIPALS FUND INC.

388 Greenwich Street
New York, New York 10013


FD0435 10/96